Balances and Transactions With Related Parties and Key Officers (Schedule of Transactions with Related Parties) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) Directors	Dec. 31, 2023 USD ($) Directors		Dec. 31, 2022 USD ($) Directors
Disclosure of transactions between related parties [line items]
Professional Fee	[1]	$ 333	$ 527		$ 547
Number of Directors | Directors	[1]	5	9	[2]	10	[3]
Directors [Member]
Disclosure of transactions between related parties [line items]
Professional Fee	[1]	$ 333	$ 502		$ 484
Related Party [Member]
Disclosure of transactions between related parties [line items]
Professional Fee	[1]	0	25		63
Related Parties Renta Lexpense And Other		$ 0	$ 267		$ 457

[1]	Not included share-based compensation detailed in note 20.
[2]	During 2023 three members of the board have left and one member of the board was replaced. At the end of 2023, the total board member consisted of five members.
[3]	During 2022 two members of the board of directors were replaced.